BMW Vehicle Owner Trust 2014-A

Accrued Interest Date:	11/25/16	Collection Period Ending:	11/30/16
Current Payment Date:	12/27/16	Period:	26

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,063,540,711.84	$303,112,731.24	$283,898,626.56

Yield Supplement Overcollateralization	$37,899,654.20	$6,250,445.30	$5,684,054.91

Adjusted Pool Balance	$1,025,641,057.64	$296,862,285.94	$278,214,571.65

Reserve Account	$2,564,102.64	$2,564,102.64	$2,564,102.64

Overcollateralization	$25,641,057.64	$25,641,026.44	$25,641,026.44

Notes				Ratio

Class A-1 Notes	$244,400,000.00	-	-	0.0%

Class A-2 Notes	$315,000,000.00	-	-	0.0%

Class A-3 Notes	$320,000,000.00	$150,621,259.50	$131,973,545.21	52.3%

Class A-4 Notes	$120,600,000.00	$120,600,000.00	$120,600,000.00	47.7%
	$1,000,000,000.00	$271,221,259.50	$252,573,545.21	100.0%

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$715,057.96
Servicer Advances	44,937.97
Servicer Advance Reimbursement	41,820.71

Administrative Purchase Payment	0.00

Warranty Purchase Payment	5,187.09

Recoveries	14,663.92

Investment Earnings from Reserve Account	315.29

Investment Earnings from Collection Account	0.00

Total Available Interest	$738,341.52

Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$12,465,432.48

Receipts of Pre-Paid Principal	6,394,564.31

Liquidation Proceeds	95,771.44

Administrative Purchase Payment	0.00

Warranty Purchase Payment	178,669.82

Total Available Principal	$19,134,438.05

Advances from the Reserve Account	$0.00

Release from the Reserve Fund Account	$0.00

Total Available Funds	$19,872,779.57

Distributions:

Servicing Fees	$252,593.94

Non-recoverable Servicer Advance Reimbursement	4,924.91

Noteholder's Accrued and Unpaid Interest	272,502.18

Priority Principal Distribution to Noteholder's	0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00

Regular Principal Distributable Amount to Noteholders	18,647,714.29

Owner Trustee and Indenture Trustee Fees	0.00

Certificate Distribution Account (any remaining payments)	695,044.25

Total Distributions	$19,872,779.57

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$303,112,731.24

Monthly Principal Received

Regular Principal Received	$12,465,432.48

Prepaid Principal Received	6,394,564.31

Liquidation Proceeds	95,771.44

Principal Balance Allocable to Gross Charge-offs	79,666.63

Principal Portion of Repurchased Receivables	178,669.82

Total Monthly Principal Amounts	$19,214,104.68

Ending Receivable Principal Balance	$283,898,626.56

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.19000%	$0.00	0.00
Class A-2 Notes			0.53000%	$0.00	0.00
Class A-3 Notes			0.97000%	$121,752.18	0.38
Class A-4 Notes			1.50000%	$150,750.00	1.25
				$272,502.18

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2 Notes	-	-	-	0.00	0.00
Class A-3 Notes	$150,621,259.50	$18,647,714.29	$131,973,545.21	58.27	0.41
Class A-4 Notes	$120,600,000.00	-	$120,600,000.00	0.00	1.00
	271,221,259.50	18,647,714.29	252,573,545.21

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	6,250,445.30
Beginning Period Amount	6,250,445.30
Current Distribution Date Required Amount	5,684,054.91
Current Period Release	566,390.39
Ending Period Amount	5,684,054.91

Reserve Account

Beginning Period Required Amount	$2,564,102.64
Beginning Period Amount	2,564,102.64
Net Investment Earnings	315.29
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	2,564,102.64
Release to Depositor	315.29
Ending Period Amount	$2,564,102.64

Overcollateralization

Beginning Period Overcollateralization Amount	$25,641,026.44
Target Overcollateralization Amount	$25,641,026.44
Ending Period Over Collateralization Amount	$25,641,026.44
Current Period Release	$0.00

Receivables Data

		Beginning Period	Ending Period
Number of Receivables		21,854	21,136
Weighted Average Remaining Term		29.18	28.39
Weighted Average Annual Percentage Rate		2.89%	2.90%

Delinquencies as of the end of the Current Period
	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	118	$2,053,793.44	0.72%
60-89 Days	35	731,828.21	0.26%
90-119 Days	13	368,727.45	0.13%
120+ Days	17	428,546.40	0.15%

Total 30+ Days Past Due as of the end of the current period	183	$3,582,895.50	1.26%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			1.26%
Total 30+ Days Past Due as of the end of the 2nd preceding period			1.18%
Total 30+ Days Past Due as of the end of the 3rd preceding period			1.09%

Repossessions		Units	Dollar Amount
Beginning Period Repossessed Receivables Balance		25	675,497.04
Ending Period Repossessed Receivables Balance		25	660,098.04
Principal Balance of 90+ Day Repossessed Vehicles		2	41,295.38

Write-offs as of the end of the Current Period		Units	Dollar Amount
Gross Principal Write-offs		8	79,666.63
Recoveries		7	14,663.92
Net Write-Offs			65,002.71
Cumulative Net Write-offs		185	$2,572,630.43

Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.88%
Charge Off Rate **			0.24%
Avg of Net Write-offs ***			$13,906.11

Historical Loss Information

Write-offs as of the end of the Prior Period		Units	Dollar Amount
Gross Principal Write-offs		5	83,638.35
Recoveries		15	35,640.78
Net Write-Offs			47,997.57
Cumulative Net Write-offs		177	$2,507,627.72
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.80%
Charge Off Rate **			0.24%
Avg of Net Write-offs ***			$14,167.39

Write-offs as of the end of the 2nd Preceding Period		Units	Dollar Amount
Gross Principal Write-offs		8	113,731.39
Recoveries		11	36,301.24
Net Write-Offs			77,430.15
Cumulative Net Write-offs		172	$2,459,630.15
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.74%
Charge Off Rate **			0.23%
Avg of Net Write-offs ***			$14,300.18

Write-offs as of the end of the 3rd Preceding Period		Units	Dollar Amount
Gross Principal Write-offs		10	230,254.48
Recoveries		9	14,002.02
Net Write-Offs			216,252.46
Cumulative Net Write-offs		164	$2,382,200.00
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.67%
Charge Off Rate **			0.22%
Avg of Net Write-offs ***			$14,525.61

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Begining Receivable Principal Balance and the Ending Receivable Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.